Organization and Basis of Presentation (Details) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 25, 2024
Organization and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share)										$ 0.0001
Exercise price (in Dollars per share)								$ 0.01
Cash and cash equivalents		$ 68,691				$ 68,691		$ 5,634,115	$ 8,022,306
Net loss	$ (1,820,365)	$ (2,415,836)	$ (6,361,265)	$ (277,790)	$ (1,531,491)	(8,777,101)	$ (1,809,281)	(2,668,889)	4,845,069
Net cash provided by (used in) operating activities						$ (4,549,934)	(12,351,750)	(8,716,717)	$ 11,977,134
Heliogen, Inc. [Member]
Organization and Basis of Presentation [Line Items]
Net cash provided by (used in) operating activities								$ (38,800,000)
Heliogen, Inc. [Member]
Organization and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Exchange ratio (in Dollars per share)		0.9591				0.9591
Exercise price (in Dollars per share)		$ 0.35				$ 0.35		$ 0.35	$ 0.35
Cash and cash equivalents		$ 25,873,000		51,839,000		$ 25,873,000	51,839,000	$ 36,949,000	$ 62,715,000
Net loss		$ (92,000)		$ (19,282,000)		(6,451,000)	(34,507,000)	32,547,000	(129,598,000)
Net cash provided by (used in) operating activities						$ (12,611,000)	$ (23,598,000)	(38,849,000)	$ (71,644,000)
Liquidity								$ 36,900,000
Heliogen, Inc. [Member] | SPAC Warrants [Member]
Organization and Basis of Presentation [Line Items]
Exercise price (in Dollars per share)		$ 402.5				$ 402.5
Class A Common Stock [Member]
Organization and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share)		0.0001				0.0001		$ 0.0001	$ 0.0001
Class A Common Stock [Member] | Heliogen, Inc. [Member]
Organization and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001				$ 0.0001